Schedules of Investments ─ IQ Candriam ESG U.S. Equity ETF

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 10.9%
Activision Blizzard, Inc.	11,386	$1,036,126
Alphabet, Inc., Class A*	4,346	7,941,707
Alphabet, Inc., Class C*	4,232	7,768,852
AT&T, Inc.	104,069	2,979,496
Charter Communications, Inc., Class A*(a)	2,118	1,286,812
Comcast Corp., Class A	67,548	3,348,354
DISH Network Corp., Class A*(a)	3,670	106,503
Electronic Arts, Inc.	4,288	614,042
Fox Corp., Class A	4,973	155,058
Fox Corp., Class B	2,333	69,733
Liberty Broadband Corp., Class A*	373	54,148
Liberty Broadband Corp., Class C*	2,202	321,602
Lumen Technologies, Inc.	15,929	197,201
Omnicom Group, Inc.	3,179	198,306
Pinterest, Inc., Class A*	6,694	458,606
Roku, Inc.*	1,562	607,665
Sirius XM Holdings, Inc.(a)	16,637	104,148
Snap, Inc., Class A*	15,409	815,752
Take-Two Interactive Software, Inc.*	1,682	337,157
T-Mobile US, Inc.*	7,678	968,042
Twitter, Inc.*	11,161	563,965
Verizon Communications, Inc.	60,478	3,311,171
Walt Disney Co. (The)*	26,922	4,527,473
Zillow Group, Inc., Class A*	618	85,729
Zillow Group, Inc., Class C*(a)	2,068	269,791
Total Communication Services		38,127,439

Consumer Discretionary — 9.8%
Advance Auto Parts, Inc.	1,030	153,614
Aptiv PLC	3,992	533,331
Best Buy Co., Inc.	3,434	373,688
Booking Holdings, Inc.*	611	1,187,986
Carnival Corp.(a)	8,475	158,228
Chipotle Mexican Grill, Inc.*	413	611,240
Domino's Pizza, Inc.	587	217,636
DR Horton, Inc.	5,052	387,994
eBay, Inc.	10,053	568,095
Expedia Group, Inc.	2,007	249,069
Garmin Ltd.	2,041	234,429
Hasbro, Inc.	1,906	178,821
Hilton Worldwide Holdings, Inc.	4,070	412,657
Home Depot, Inc. (The)	16,034	4,342,328
LKQ Corp.*	3,861	135,483
Lowe's Cos., Inc.	11,265	1,879,565
Lululemon Athletica, Inc.*	1,780	585,050
Marriott International, Inc., Class A	3,632	422,438
McDonald's Corp.	11,089	2,304,738
MercadoLibre, Inc.*	691	1,229,641
Mohawk Industries, Inc.*	870	124,932
Newell Brands, Inc.	5,626	135,137
NIKE, Inc., Class B	18,462	2,466,339
Ross Stores, Inc.	5,201	578,819
Royal Caribbean Cruises Ltd.	2,648	172,120
Starbucks Corp.	17,398	1,684,300
Target Corp.	7,438	1,347,542
Tesla, Inc.*	11,065	8,780,409
TJX Cos., Inc. (The)	16,362	1,047,823
Tractor Supply Co.	1,723	244,218
Ulta Beauty, Inc.*	805	225,207
Vail Resorts, Inc.(a)	596	158,512
VF Corp.	4,785	367,823
Yum! Brands, Inc.	4,491	455,792
Total Consumer Discretionary		33,955,004

Consumer Staples — 5.8%
Archer-Daniels-Midland Co.	8,246	412,382
Campbell Soup Co.	3,006	144,619
Church & Dwight Co., Inc.	3,680	310,702
Clorox Co. (The)	1,879	393,575
Coca-Cola Co. (The)	57,517	2,769,444
Colgate-Palmolive Co.	12,753	994,734
Conagra Brands, Inc.	7,099	245,625
Costco Wholesale Corp.	6,481	2,284,099
Estee Lauder Cos., Inc. (The), Class A	3,095	732,432
General Mills, Inc.	9,092	528,245
Hershey Co. (The)	2,188	318,223
Hormel Foods Corp.	4,188	196,250
J M Smucker Co. (The)	1,634	190,214
Kellogg Co.	3,816	224,915
Keurig Dr Pepper, Inc.(a)	7,585	241,203
Kimberly-Clark Corp.	5,064	668,954
Kraft Heinz Co. (The)	9,574	320,825
Kroger Co. (The)	11,118	383,571
McCormick & Co., Inc.	3,670	328,612
PepsiCo, Inc.	20,569	2,809,108
Procter & Gamble Co. (The)	36,954	4,737,872
Sysco Corp.	7,199	514,801
Walgreens Boots Alliance, Inc.	10,689	537,122
Total Consumer Staples		20,287,527

Energy — 1.0%
Baker Hughes Co.	9,347	187,781
Cheniere Energy, Inc.*	3,413	216,145
Halliburton Co.	12,105	213,411
Kinder Morgan, Inc.	28,959	407,743
Marathon Petroleum Corp.	9,657	416,796
ONEOK, Inc.	6,580	262,082
Phillips 66	6,495	440,361
Schlumberger NV	20,653	458,703
Valero Energy Corp.	6,057	341,797
Williams Cos., Inc. (The)	18,058	383,371
Total Energy		3,328,190

Financials — 7.1%
Aflac, Inc.	9,867	445,791
Alleghany Corp.	207	117,338
Allstate Corp. (The)	4,544	487,026
Ally Financial, Inc.	5,549	209,974
American Express Co.	9,014	1,047,968
American International Group, Inc.	12,835	480,542
Ameriprise Financial, Inc.	1,783	352,802
Annaly Capital Management, Inc.	20,831	169,148
Aon PLC, Class A(a)	3,388	688,103
Arch Capital Group Ltd.*	5,867	184,282
Arthur J Gallagher & Co.	2,827	326,264
Bank of America Corp.	113,658	3,369,960
Bank of New York Mellon Corp. (The)	12,109	482,301
Blackstone Group, Inc. (The), Class A	9,949	668,473
Charles Schwab Corp. (The)	26,107	1,345,555
Chubb Ltd.	5,860	853,626
Cincinnati Financial Corp.	2,322	195,257
Citigroup, Inc.	31,002	1,797,806
Citizens Financial Group, Inc.	6,331	230,702

Schedules of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
First Republic Bank	2,536	$367,695
Franklin Resources, Inc.	4,168	109,577
Globe Life, Inc.	1,459	131,879
Hartford Financial Services Group, Inc. (The)	5,329	255,899
Huntington Bancshares, Inc.	14,969	197,965
Interactive Brokers Group, Inc., Class A	1,116	68,288
KeyCorp	14,479	244,116
M&T Bank Corp.	1,829	242,288
Marsh & McLennan Cos., Inc.	7,540	828,721
MetLife, Inc.	10,480	504,612
Moody's Corp.	2,418	643,817
Morgan Stanley	21,236	1,423,874
MSCI, Inc.	1,178	465,663
Northern Trust Corp.	2,967	264,627
PNC Financial Services Group, Inc. (The)	6,216	892,120
Principal Financial Group, Inc.	4,076	200,824
Progressive Corp. (The)	8,702	758,727
Prudential Financial, Inc.	5,877	460,052
Raymond James Financial, Inc.	1,815	181,373
Regions Financial Corp.	14,260	242,563
SVB Financial Group*	774	338,842
Synchrony Financial	8,379	281,953
Travelers Cos., Inc. (The)	3,757	512,079
Truist Financial Corp.	19,987	958,976
W R Berkley Corp.	2,023	125,709
Willis Towers Watson PLC	1,907	387,007
Total Financials		24,542,164

Health Care — 15.3%
Abbott Laboratories	26,209	3,239,170
AbbVie, Inc.	26,287	2,693,892
ABIOMED, Inc.*	656	228,452
Agilent Technologies, Inc.	4,573	549,537
Alexion Pharmaceuticals, Inc.*	3,119	478,236
Align Technology, Inc.*	1,074	564,258
Amgen, Inc.	8,716	2,104,304
Anthem, Inc.	3,742	1,111,299
Biogen, Inc.*	2,340	661,307
BioMarin Pharmaceutical, Inc.*	2,679	221,768
Cardinal Health, Inc.	4,358	234,155
Centene Corp.*	8,451	509,595
Cerner Corp.	4,463	357,531
Cigna Corp.	5,458	1,184,659
Cooper Cos., Inc. (The)	796	289,776
CVS Health Corp.	19,470	1,395,025
Danaher Corp.	9,381	2,231,177
DaVita, Inc.*	1,232	144,600
DENTSPLY SIRONA, Inc.	3,244	173,522
DexCom, Inc.*	1,421	532,662
Edwards Lifesciences Corp.*	9,194	759,241
Eli Lilly and Co.	12,585	2,617,302
Gilead Sciences, Inc.	18,684	1,225,670
HCA Healthcare, Inc.	3,938	639,846
Henry Schein, Inc.*	2,101	138,351
Hologic, Inc.*	3,833	305,605
Humana, Inc.	1,966	753,194
IDEXX Laboratories, Inc.*	1,257	601,701
Illumina, Inc.*	2,174	927,081
Incyte Corp.*	2,754	247,172
Intuitive Surgical, Inc.*	1,730	1,293,417
IQVIA Holdings, Inc.*	2,789	495,884
Jazz Pharmaceuticals PLC*	804	125,022
Johnson & Johnson	39,237	6,400,732
Laboratory Corp. of America Holdings*	1,449	331,691
Medtronic PLC	20,016	2,228,381
Merck & Co., Inc.	37,698	2,905,385
Mettler-Toledo International, Inc.*	357	417,012
Moderna, Inc.*	4,808	832,553
Quest Diagnostics, Inc.	1,989	256,879
Regeneron Pharmaceuticals, Inc.*	1,519	765,333
ResMed, Inc.	2,144	432,166
Seagen, Inc.*	1,864	306,199
Thermo Fisher Scientific, Inc.	5,885	2,999,585
UnitedHealth Group, Inc.	14,088	4,699,475
Varian Medical Systems, Inc.*	1,353	237,546
Vertex Pharmaceuticals, Inc.*	3,882	889,289
Waters Corp.*	916	242,438
West Pharmaceutical Services, Inc.	1,092	327,043
Total Health Care		53,306,118

Industrials — 6.3%
3M Co.	8,566	1,504,704
A O Smith Corp.	1,971	107,025
CH Robinson Worldwide, Inc.	1,990	170,264
Cintas Corp.	1,316	418,646
CoStar Group, Inc.*	574	516,433
CSX Corp.	11,353	973,576
Deere & Co.	4,671	1,348,985
Dover Corp.	2,138	249,056
Eaton Corp. PLC	5,948	700,080
Equifax, Inc.	1,799	318,621
Expeditors International of Washington, Inc.	2,478	221,831
Fastenal Co.	8,520	388,427
FedEx Corp.	3,618	851,460
Fortive Corp.	4,616	305,025
Fortune Brands Home & Security, Inc.	2,041	176,036
General Electric Co.	127,147	1,357,930
IHS Markit Ltd.	5,340	465,007
Illinois Tool Works, Inc.	4,261	827,529
Ingersoll Rand, Inc.*	5,534	231,543
JB Hunt Transport Services, Inc.	1,251	168,460
Johnson Controls International PLC	11,059	550,959
Kansas City Southern	1,394	282,522
Lyft, Inc., Class A*(a)	3,218	143,072
Masco Corp.	3,881	210,777
Norfolk Southern Corp.	3,806	900,576
Old Dominion Freight Line, Inc.	1,559	302,446
Parker-Hannifin Corp.	1,913	506,199
Republic Services, Inc.	3,115	281,970
Rockwell Automation, Inc.	1,726	428,963
Roper Technologies, Inc.	1,523	598,402
Trane Technologies PLC	3,547	508,462
TransUnion	2,763	240,491
Union Pacific Corp.	10,107	1,995,829
United Parcel Service, Inc., Class B	10,546	1,634,630
United Rentals, Inc.*(a)	1,070	260,021
Verisk Analytics, Inc.	2,398	440,033
Waste Management, Inc.	6,284	699,535
Westinghouse Air Brake Technologies Corp.	2,656	197,102
WW Grainger, Inc.	670	244,141
Xylem, Inc.	2,666	257,509
Total Industrials		21,984,277

Information Technology — 36.2%
Accenture PLC, Class A	9,285	2,246,227

Schedules of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Information Technology (continued)
Adobe, Inc.*	6,989	$3,206,343
Advanced Micro Devices, Inc.*	17,058	1,460,847
Akamai Technologies, Inc.*	2,330	258,700
Analog Devices, Inc.	5,387	793,667
ANSYS, Inc.*	1,243	440,482
Apple, Inc.	249,802	32,963,872
Applied Materials, Inc.	13,528	1,307,887
Arista Networks, Inc.*	806	247,893
Autodesk, Inc.*	3,202	888,331
Automatic Data Processing, Inc.	5,819	960,833
Broadcom, Inc.	5,774	2,601,187
Broadridge Financial Solutions, Inc.	1,712	241,923
Cadence Design Systems, Inc.*	4,022	524,429
CDW Corp.	2,069	272,405
Cisco Systems, Inc.	57,210	2,550,422
Citrix Systems, Inc.	1,785	237,958
Cognizant Technology Solutions Corp., Class A	7,913	616,818
Coupa Software, Inc.*	1,003	310,800
Dell Technologies, Inc., Class C*	3,531	257,375
DocuSign, Inc.*	2,581	601,089
Dropbox, Inc., Class A*	4,359	98,644
F5 Networks, Inc.*	889	174,200
Fiserv, Inc.*	8,189	840,928
Fortinet, Inc.*	2,006	290,368
Global Payments, Inc.	4,342	766,450
Hewlett Packard Enterprise Co.	18,766	231,572
HP, Inc.	20,041	487,798
Intel Corp.	62,155	3,450,224
International Business Machines Corp.	13,005	1,549,026
Intuit, Inc.	3,713	1,341,247
Keysight Technologies, Inc.*	2,722	385,408
KLA Corp.	2,252	630,718
Lam Research Corp.	2,117	1,024,522
Mastercard, Inc., Class A	13,071	4,134,227
Maxim Integrated Products, Inc.	3,880	340,315
Microchip Technology, Inc.(a)	3,616	492,174
Micron Technology, Inc.*	16,214	1,269,070
Microsoft Corp.	109,060	25,297,558
Motorola Solutions, Inc.	2,466	413,178
NetApp, Inc.	3,234	214,867
NortonLifeLock, Inc.	8,372	176,398
NVIDIA Corp.	8,647	4,492,895
Okta, Inc.*	1,735	449,382
Palo Alto Networks, Inc.*	1,363	478,072
Paychex, Inc.	4,695	409,967
Paycom Software, Inc.*	729	276,830
PayPal Holdings, Inc.*	17,131	4,013,965
Qorvo, Inc.*	1,665	284,515
QUALCOMM, Inc.	16,472	2,574,244
RingCentral, Inc., Class A*(a)	1,121	418,043
salesforce.com, Inc.*	12,816	2,890,777
Seagate Technology PLC(a)	3,265	215,882
ServiceNow, Inc.*	2,793	1,517,046
Skyworks Solutions, Inc.	2,431	411,447
Splunk, Inc.*	2,328	384,190
Synopsys, Inc.*	2,203	562,756
TE Connectivity Ltd.	4,810	579,124
Texas Instruments, Inc.	13,371	2,215,441
Twilio, Inc., Class A*	1,972	708,796
VeriSign, Inc.*	1,472	285,671
Visa, Inc., Class A	24,976	4,826,612
VMware, Inc., Class A*(a)	1,174	161,836
Western Digital Corp.	4,415	249,138
Western Union Co. (The)	6,081	135,424
Workday, Inc., Class A*	2,557	581,794
Xilinx, Inc.	3,559	464,699
Total Information Technology		126,186,926

Materials — 2.7%
Air Products and Chemicals, Inc.	3,283	875,773
Albemarle Corp.	1,576	256,352
Ball Corp.	4,831	425,225
Dow, Inc.	11,039	572,924
DuPont de Nemours, Inc.	10,917	867,356
Ecolab, Inc.	3,769	770,798
International Flavors & Fragrances, Inc.(a)	1,586	178,235
International Paper Co.	5,844	294,012
Linde PLC	7,711	1,892,279
LyondellBasell Industries NV, Class A	3,815	327,174
Newmont Corp.	11,934	711,266
Nucor Corp.	4,473	217,969
Packaging Corp. of America	1,387	186,496
PPG Industries, Inc.	3,512	473,102
Sherwin-Williams Co. (The)	1,233	852,989
Vulcan Materials Co.	1,970	293,806
Westrock Co.	3,815	158,056
Total Materials		9,353,812

Real Estate — 3.2%
Alexandria Real Estate Equities, Inc.	1,864	311,493
American Tower Corp.	6,589	1,498,075
AvalonBay Communities, Inc.	2,097	343,216
Boston Properties, Inc.	2,125	193,949
CBRE Group, Inc., Class A*	4,784	291,728
Crown Castle International Corp.	6,233	992,667
Digital Realty Trust, Inc.	3,992	574,648
Duke Realty Corp.	5,510	217,976
Equinix, Inc.	1,313	971,567
Equity Residential	5,467	336,986
Essex Property Trust, Inc.	965	231,224
Extra Space Storage, Inc.	1,886	214,608
Healthpeak Properties, Inc.	8,011	237,526
Host Hotels & Resorts, Inc.	10,398	140,893
Invitation Homes, Inc.	8,325	245,421
Iron Mountain, Inc.	4,258	143,367
Mid-America Apartment Communities, Inc.	1,697	225,277
Prologis, Inc.	10,965	1,131,588
Public Storage	2,227	506,910
Realty Income Corp.	5,140	303,568
SBA Communications Corp.	1,657	445,186
Simon Property Group, Inc.	4,536	421,530
UDR, Inc.	4,353	167,373
Ventas, Inc.	5,543	255,366
Welltower, Inc.	6,216	376,690
Weyerhaeuser Co.	11,098	346,147
WP Carey, Inc.	2,565	170,316
Total Real Estate		11,295,295

Utilities — 1.5%
American Water Works Co., Inc.	2,690	427,764
Atmos Energy Corp.	1,814	161,446
Avangrid, Inc.	842	38,959
CenterPoint Energy, Inc.	8,089	170,597
Consolidated Edison, Inc.	4,979	352,414
Entergy Corp.	2,980	284,083

Schedules of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2021 (unaudited)

	Shares	Value
Common Stocks (continued)
Utilities (continued)
Eversource Energy	5,102	$446,425
NextEra Energy, Inc.	29,150	2,357,361
Public Service Enterprise Group, Inc.	7,531	424,974
Sempra Energy	4,311	533,529
Total Utilities		5,197,552

Total Common Stocks
(Cost $318,102,621)		347,564,304

Short-Term Investments — 0.2%

Money Market Funds — 0.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	173,859	173,859
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	529,544	529,544
Total Short-Term Investments
(Cost $703,403)		703,403
Total Investments — 100.0%
(Cost $318,806,024)		348,267,707
Other Assets and Liabilities, Net — 0.0%(d)		104,252
Net Assets — 100.0%		$348,371,959

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $3,136,182; total market value of collateral held by the Fund was $3,285,645. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $3,111,786.
(b)	Reflects the 1-day yield at January 31, 2021.
(c)	Represents security purchased with cash collateral received for securities on loan.
(d)	Less than 0.05%.

Schedules of Investments ─ IQ Candriam ESG U.S. Equity ETF (continued)

January 31, 2021 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$347,564,304	$–	$–	$347,564,304
Short-Term Investments:
Money Market Funds	703,403	–	–	703,403
Total Investments in Securities	$348,267,707	$–	$–	$348,267,707

(e)	For a complete listing of investments and their industries, see the Schedules of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of the period.